FIRST HORIZON NATIONAL CORPORATION

Clyde A. Billings, Jr.

Senior Vice President,

Assistant General Counsel

and Corporate Secretary

February 27, 2014	VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	First Horizon National Corporation (“Company”) Annual Report on Form 10-K
Commission File No. 001-15185; CIK No. 0000036966

Ladies and Gentlemen:

Enclosed for filing, via EDGAR, is the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2013, including all exhibits and attachments to be filed therewith. All required manual signatures are on file with the Company.

The financial statements and related materials contained in the Company’s 2013 Annual Report to its shareholders, which are filed as Exhibit 13 to the Form 10-K, do not reflect any material change from the preceding year in any accounting principles or practices or in the method of applying such principles or practices except for changes noted in Note 1 to the financial statements under the caption “Summary of Accounting Changes,” including changes made in response to:

•	FASB Accounting Standards Update 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11).

•	FASB Accounting Standards Update 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU 2013-01).

•	FASB Accounting Standards Update 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income” (ASU 2013-02).

•	FASB Accounting Standards Update 2013-10, “Derivatives and Hedging: Inclusion of the Fed funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes.” (ASU 2013-10).

No filing fee is required.

Sincerely,

/s/	Clyde A. Billings, Jr.
Clyde A. Billings, Jr.